Tax Situation - Summary of Income Tax Expense (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current income tax	S/ 150,020	S/ 168,143	S/ 169,428
Deferred income tax (Note 25)	(23,594)	(44,550)	(280,911)
PPUA		613	(7,789)
Total	126,426	124,206	(119,272)
(-) Discontinued operations	(13,108)	(77,901)	(32,910)
Income tax	S/ 113,318	S/ 46,305	S/ (152,182)